STOCK-BASED COMPENSATION (Details)			12 Months Ended
	Jun. 20, 2023	Jun. 19, 2023 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares exercised		580,000	132,375
Common stock canceled in exchange for options		158,444
Common stock exchange ratio		0.2282
Intrinsic value | $			$ 0
Common stock shares issued in exchange		36,163
Share-Based Payment Arrangement, Expense | $				$ 0
Share-based compensation arrangement by share-based payment award, options, outstanding, number			2,361,722		2,494,097
Selling, General, and Administrative Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense | $			$ 1,700,000
Other Expense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense | $			$ 2,300,000
Performance-based Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of accelerated vesting stock options			534,063
Number of stock options vested			534,063
2023 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Maximum percentage of common stock issuable in accordance with outstanding Common stock	10.00%
Annual increase in percentage of common stock issuable in accordance with outstanding common stock	3.00%
Common stock issuable in accordance with outstanding Common stock			0
Shares of common stock available for issuance			2,976,854